REVENUE - Summary of revenue by Sales Channels Wise (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Gross revenue	R$ 34,718,550	R$ 37,886,400	R$ 40,797,925
Returns and cancellations	(442,676)	(588,579)	(590,911)
Commercial discounts and rebates	(11,610)	(29)	(1,771)
Taxes on sales	(7,526,987)	(8,074,136)	(8,462,517)
Subtotal	(7,981,273)	(8,662,744)	(9,055,199)
Total net revenue	26,737,277	29,223,656	31,742,726
Direct Selling [member]
Revenue:
Gross revenue	31,399,069	34,011,306	36,297,680
Retail [member]
Revenue:
Gross revenue	549,749	431,848	1,367,517
Online [member]
Revenue:
Gross revenue	1,461,888	1,737,356	1,491,696
Other sales [member]
Revenue:
Gross revenue	R$ 1,307,844	R$ 1,705,890	R$ 1,641,032